Organization and Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Inventories
Finished products	$ 9,034	$ 6,966
Work in process	7,386	6,164
Purchased materials	16,232	12,682
Inventory, Gross, Total	32,652	25,812
Excess and obsolete reserve	(2,150)	(1,500)	(1,300)	(1,200)
Inventories, net	$ 30,502	$ 24,312